Financial instruments (Tables)	3 Months Ended
Mar. 31, 2024
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

March 31, 2024	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	969,823	178,438	—	—	1,148,261	178,438	—	—
Trade accounts and other receivables from unrelated parties	3,919,126	—	—	80,663	3,999,789	—	—	—
Accounts receivable from related parties	50,247	—	—	—	50,247	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,097	2,097	—	2,097	—
Derivatives - not designated as hedging instruments	—	17,028	—	—	17,028	—	17,028	—
Equity investments	—	89,655	66,971	—	156,626	54,026	68,152	34,448
Debt securities	—	86,891	326,674	—	413,565	413,565	—	—
Other financial assets(1)	142,316	102,225	—	105,804	350,345	—	—	102,225
Other current and non-current assets	142,316	295,799	393,645	107,901	939,661	—	—	—
Financial assets	5,081,512	474,237	393,645	188,564	6,137,958	—	—	—

Accounts payable to unrelated parties	725,178	—	—	—	725,178	—	—	—
Accounts payable to related parties	110,235	—	—	—	110,235	—	—	—
Short-term debt	109,137	—	—	—	109,137	—	—	—
Long-term debt	7,812,383	—	—	—	7,812,383	6,072,896	1,038,222	—
Lease liabilities	—	—	—	4,109,146	4,109,146	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,058	4,058	—	4,058	—
Derivatives - not designated as hedging instruments	—	15,806	—	—	15,806	—	15,806	—
Variable payments outstanding for acquisitions	—	16,705	—	—	16,705	—	—	16,705
Put option liabilities	—	—	—	1,367,243	1,367,243	—	—	1,367,243
Other financial liabilities(2)	999,699	—	—	—	999,699	—	—	—
Other current and non-current liabilities	999,699	32,511	—	1,371,301	2,403,511	—	—	—
Financial liabilities	9,756,632	32,511	—	5,480,447	15,269,590	—	—	—

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2023	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,205,030	198,462	—	—	1,403,492	198,462	—	—
Trade accounts and other receivables from unrelated parties	3,389,314	—	—	81,899	3,471,213	—	—	—
Accounts receivable from related parties	165,299	—	—	—	165,299	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	1,990	1,990	—	1,990	—
Derivatives - not designated as hedging instruments	—	20,295	—	—	20,295	—	20,295	—
Equity investments	—	82,072	71,110	—	153,182	48,888	72,292	32,002
Debt securities	—	80,145	341,074	—	421,219	421,219	—	—
Other financial assets(1)	146,748	—	—	112,322	259,070	—	—	—
Other current and non-current assets	146,748	182,512	412,184	114,312	855,756	—	—	—
Financial assets	4,906,391	380,974	412,184	196,211	5,895,760	—	—	—

Accounts payable to unrelated parties	762,068	—	—	—	762,068	—	—	—
Accounts payable to related parties	123,081	—	—	—	123,081	—	—	—
Short-term debt	456,904	—	—	—	456,904	—	—	—
Long-term debt	7,447,562	—	—	—	7,447,562	5,972,767	767,328	—
Lease liabilities	—	—	—	4,145,946	4,145,946	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,315	4,315	—	4,315	—
Derivatives - not designated as hedging instruments	—	4,890	—	—	4,890	—	4,890	—
Variable payments outstanding for acquisitions	—	35,751	—	—	35,751	—	—	35,751
Put option liabilities	—	—	—	1,372,008	1,372,008	—	—	1,372,008
Other financial liabilities(2)	974,252	—	—	—	974,252	—	—	—
Other current and non-current liabilities	974,252	40,641	—	1,376,323	2,391,216	—	—	—
Financial liabilities	9,763,867	40,641	—	5,522,269	15,326,777	—	—	—

(1)

As of March 31, 2024 and December 31, 2023 other financial assets primarily include lease receivables, deposits, guarantees, securities, receivables from sale of investments, vendor and supplier rebates as well as notes receivable. Additionally, in 2024, other financial assets include receivables for royalty payments from one of the Company’s equity investments.

(2)	As of March 31, 2024 and December 31, 2023, other financial liabilities primarily include receivable credit balances and goods and services received.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2024					2023
		Variable					Variable
		payments		Receivables			payments
		outstanding		from			outstanding
	Equity	for	Put option	licensing		Equity	for	Put option
	investments	acquisitions	liabilities	agreements		investments	acquisitions	liabilities

Beginning balance at January 1,	32,002	35,751	1,372,008	—		42,793	37,846	1,468,517
Increase	814	24	195	—		4,833	5,232	31,050
Decrease	—	(18,558)	(1,711)	—		—	(3,603)	(42,490)
Reclassifications	—	—	—	90,457	(1)	—	—	—
Gain / loss recognized in profit or loss (2)	916	(754)	—	9,726		(14,340)	(3,366)	—
Gain / loss recognized in equity	—	—	(32,967)	—		—	—	(28,034)
Foreign currency translation and other changes	716	242	29,718	2,042		(1,284)	(358)	(57,035)
Ending balance at March 31, and December 31,	34,448	16,705	1,367,243	102,225		32,002	35,751	1,372,008

(1)	Receivables for royalty payments from one of the Company’s equity investments were previously recorded as a non-financial asset and were revised as of March 31, 2024.
(2)	Includes realized and unrealized gains / losses.